Supplemental Financial Information	3 Months Ended
Mar. 31, 2013
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Financial Information
Supplemental Financial Information
Consolidated Balance Sheet Information
Other current assets and other current liabilities consisted of the following:

	March 31,	December 31,
	2013	2012
	(in thousands)
Other:
Insurance Claims Receivable	$1,780	$1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Tax Receivable	3,468	—
Other	893	883
	$28,044	$12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	$14,006	$14,546
Taxes Payable	—	4,958
Other	8,705	6,979
	$22,711	$26,483

Common Stock Offering
In March 2012, the Company raised approximately $96.7 million in net proceeds from an underwritten public offering of 20.0 million shares of common stock at a price to the public of $5.10 per share. The Company used a portion of the net proceeds from the share offering to fund a portion of the purchase price for the acquisition of Hercules 266 and used the remaining net proceeds for general corporate purposes as well as the costs associated with the upgrade and mobilization of Hercules 266.